Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 253	$ 1,121
Operating expenses:
Research and development	8,570	8,189
General and administrative	4,907	3,622
Restructuring costs	805	0
Operating expenses	14,282	11,811
Loss from operations	(14,029)	(10,690)
Interest income	406	58
Loss from operations before income taxes	(13,623)	(10,632)
Income tax (expense) benefit	(4)	108
Net loss	(13,627)	(10,524)
Other comprehensive income (loss):
Unrealized gain on investments	14	13
Foreign exchange translation adjustment	43	(21)
Total comprehensive loss	$ (13,570)	$ (10,532)
Net loss per ordinary share - basic and diluted (in dollars per share)	$ (0.12)	$ (0.16)
Weighted average ordinary shares - basic and diluted (in shares)	116,561,917	65,081,903